Concentrations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Risks and Uncertainties [Abstract]
Schedule of revenue and accounts receivable concentrations, net of allowances
The Company had the following approximate revenue and accounts receivable concentrations, net of allowances, for the periods ended:

	Revenue %				Accounts Receivable %
	Three Months Ended		Nine Months Ended
	September 30,		September 30,		September 30, 2019	December 31, 2018
	2019	2018	2019	2018

Company A	*	24.1%	*	22.6%	*	20.0%
Company B	*	16.7%	*	12.1%	*	*
Company C	*	*	11.7%	*	*	19.0%
Company D	*	11.7%	*	*	*	*
* Amount was not above 10% threshold

The Company had the following approximate revenue and accounts receivable concentrations, net of allowances, for the periods ended:

	Revenue %			Accounts Receivable %
	Year Ended December 31,			December 31,
	2018	2017	2016	2018	2017
Interstate Power and Light Company	21.0%	*	*	20.0%	*
Union Pacific Railroad	*	*	*	19.0%	*
Trishe Wind Ohio, LLC	*	*	*	*	17.0%
Thunder Ranch Wind Project, LLC	*	21.0%	*	*	15.0%
Twin Forks Wind Farm, LLC	*	11.0%	*	*	*
Bruenning's Breeze Wind Farm, LLC	*	11.0%	*	*	*
EDF Renewable Development, Inc.	*	14.0%	11.0%	*	11.0%
Cimarron Bend Wind Project, LLC	*	*	17.0%	*	*
Osborn Wind Energy, LLC	*	*	11.0%	*	*
———
* Amount was not above 10% threshold.